Income Taxes	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Income Taxes [Line Items]
Income Taxes

Note 13. Income Taxes

Income (loss) before income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020
Domestic	$(37,291)	$(19,694)
Foreign	69	86
Income (loss) before income taxes	$(37,222)	$(19,608)

Provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020
Current:
Federal	$—	$—
State	4	1
Foreign	16	16
Total Current	20	17

Deferred:
Federal	—	—
State	—	—
Foreign	—	9
Total Deferred	—	9
Provision for income taxes	$20	$26

The provision for (benefit from) income taxes differ from the amounts computed by applying the U.S. federal income tax rate to income (loss) before income taxes for the following reasons:

	Year Ended December 31,
	2021	2020
U.S. federal provision (benefit) at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	(0.02)	(0.01)
Foreign income taxes at rates other than the U.S. rate	(0.02)	(0.03)
Other permanent items	(0.15)	(0.09)
Stock-based compensation	(1.98)	(0.32)
Research and development credits	3.39	1.93
Unrecognized tax benefits	(1.36)	(0.77)
Global intangible low-taxed income	(0.00)	(0.03)
Change in valuation allowance	(21.65)	(21.97)
Payroll tax credit adjustments	0.09	0.16
PPP Loan Adjustment	0.64	—
Effective tax rate	(0.05)%	(0.13)%

The difference between the provision for income taxes and the income tax determined by applying the statutory federal income tax rate of 21 percent was due primarily to research and development credits and changes in valuation allowance. The Company’s valuation allowance balance increased by $8,100,000 and $5,800,000 for the year ended December 31, 2021 and 2020, respectively.

The Company’s deferred income tax assets and liabilities as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Accruals and reserves	$309	$30
Stock-based compensation	191	55
Net operating loss carryforward	20,082	13,945
Research and development credits	3,323	1,833
Valuation allowance	(23,875)	(15,818)
Total deferred tax assets	30	45
Deferred tax liabilities:
Depreciation and amortization	(30)	(45)
Total deferred tax liabilities	(30)	(45)
Net deferred tax assets (liabilities)	$—	$—

Annually, the Company determines whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities in considering whether any tax benefit can be recorded in the consolidated financial statements. The Company recorded full valuation allowance against its net deferred tax assets as it believes these deferred tax assets were not realizable on a more likely than not basis as of December 31, 2021 and 2020.

As of December 31, 2021 and 2020, the Company had total net operating loss carryforwards for federal income tax purposes of approximately $83,400,000 and $51,300,000, respectively. If not utilized, these net federal operating loss carryforwards will begin to expire in 2037. For tax years beginning January 1, 2018 onward, any federal net operating losses generated will be allowable for carry forward indefinitely, as opposed to the original expiration of 20 years. As of December 31, 2021 and 2020, the Company had $81,300,000 and $49,200,000 of federal net operating losses, respectively, that can be carried forward indefinitely. The Company also had a state net operating loss carryforward of approximately $33,300,000 and $44,100,000 as of December 31, 2021 and 2020, which will expire beginning in the year 2037.

As of December 31, 2021 and 2020, the Company had federal research and development credit carryforwards of approximately $2,200,000 and $700,000, respectively, which begin to expire in 2038, and California research and development credit carryforward of approximately $4,200,000 and $3,000,000, respectively, which do not expire.

Utilization of the research and development credit carryforward may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of the research and development credits before utilization. The amount of such elimination, if any, has not been determined.

As of December 31, 2021 and 2020, the total amount of unrecognized tax benefits was $2,600,000 and $1,500,000, respectively, none of which would affect income tax expense, if recognized, after consideration of any valuation allowance. The Company does not expect the unrecognized tax benefits to change significantly over the next 12 months. The following table summarizes the aggregate changes in the total gross amount of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2021	2020
Unrecognized tax benefits as of the beginning of the year	$1,471	$1,090
Increases related to prior year tax provisions	159	—
Increase related to current year tax provisions	939	381
Unrecognized tax benefits as of the end of the year	$2,569	$1,471

The Company is subject to income taxes in the U.S. federal, state, and various foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All of the Company’s tax years will remain open for examination by the federal and state tax authorities for three and four years, respectively, from the date of utilization of the net operating loss or research and development credits. The Company does not have any tax audits or other issues pending.

As a qualified small business, the Company applies a portion of its post-2015 federal research and development credit against payroll tax liabilities, instead of income tax liabilities. As of December 31, 2021 and 2020, the related payroll tax receivable balance is $980,000.

Growth Capital Acquisition Corp. [Member]
Income Taxes [Line Items]
Income Taxes

NOTE 10 — INCOME TAX

The income tax provision consists of the following:

	March 31, 2021	March 31, 2020
Federal
Current	$—
Deferred	(18,428)	(2,033)

State
Current	—	32
Deferred	—
Change in valuation allowance	18,428	2,033
Income tax provision	$—	32

The Company’s net deferred tax assets are as follows:

	March 31, 2021	March 31, 2020
Deferred tax asset
Net operating loss carryforwards	57,578	39,150
Total deferred tax asset	57,578	39,150
Valuation allowance	(57,578)	(39,150)
Deferred tax asset, net of allowance	$—

As of March 31, 2021 the Company had $254,433 of U.S. federal net operating loss carryovers available to offset future taxable, of which 125,594 begin to expire in 2031 and 128,839 do not expire and $80,757 of state and local net operating loss carryforward which begin to expire in 2036.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the periods ended March 31, 2021 and March 31, 2020, the valuation allowance increased $18,428 and $2,033, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at March 31, 2021 is as follows:

Statutory federal income tax rate	21.0%	21.0%
State tax provision net of federal benefit	(0.0)	(0.3)
Change in FV of warrant liability	(21.9)
Transaction costs associated with the issuance of warrants	0.7
Change in valuation allowance	0.2	(21.0)
Income tax provision	—%	(0.3)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities for years after 2016.